UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.864817.106

ADYS-QTLY-0414

Consolidated Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 53.9%
	Shares	Value
Europe Stock Funds - 5.3%
Vanguard European ETF (d)	322,100	$ 19,400,083
Foreign Large Blend Funds - 16.1%
iShares MSCI Canada Index ETF (d)	139,300	4,064,774
iShares MSCI EAFE Index ETF	814,200	54,917,790
TOTAL FOREIGN LARGE BLEND FUNDS		58,982,564
Japan Stock Funds - 3.2%
WisdomTree Japan Hedged Equity ETF	243,100	11,598,301
Large Blend Funds - 29.3%
Fidelity Mega Cap Stock Fund (e)	805,765	12,432,956
iShares Russell 3000 Index ETF (d)	500,500	56,141,085
SPDR S&P 500 ETF (d)	206,600	38,489,580
TOTAL LARGE BLEND FUNDS		107,063,621
TOTAL EQUITY FUNDS (Cost $164,418,495)		197,044,569
Fixed-Income Funds - 42.8%

Emerging Markets Bond Funds - 2.5%
Fidelity New Markets Income Fund (e)	578,629	9,113,401
Inflation-Protected Bond Funds - 2.2%
iShares Barclays TIPS Bond ETF	72,100	8,125,670
Intermediate-Term Bond Funds - 28.0%
Fidelity Investment Grade Bond Fund (e)	986	7,708
iShares Barclays 3-7 Year Treasury Bond ETF (d)	254,600	30,969,544
iShares Barclays Aggregate Bond ETF	661,900	71,663,913
TOTAL INTERMEDIATE-TERM BOND FUNDS		102,641,165
Sector Funds - Real Estate - 1.2%
Fidelity Real Estate Income Fund (e)	366,338	4,253,179
World Bond Funds - 8.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	549,700	32,558,731
TOTAL FIXED-INCOME FUNDS (Cost $157,089,885)		156,692,146
Money Market Funds - 9.2%
	Shares	Value
Money Market Funds - 9.2%
Fidelity Cash Central Fund, 0.10% (a)	17,002	$ 17,002
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(e)	12,187,583	12,187,583
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(c)	21,409,200	21,409,200
TOTAL MONEY MARKET FUNDS (Cost $33,613,785)		33,613,785
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $355,122,165)		387,350,500
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(21,582,384)
NET ASSETS - 100%		$ 365,768,116
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 487
Fidelity Securities Lending Cash Central Fund	357,804
Total	$ 358,291
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 64,712,259	$ 81,529,084	$ 24,505	$ 12,187,583
Fidelity Investment Grade Bond Fund	20,163,473	556,049	20,223,865	82,852	7,708
Fidelity Mega Cap Stock Fund	10,831,919	315,291	-	147,148	12,432,956
Fidelity New Markets Income Fund	5,401,564	3,965,637	-	195,242	9,113,401
Fidelity Real Estate Income Fund	10,040,834	324,757	5,700,000	241,894	4,253,179
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Total	$ 87,605,786	$ 69,873,993	$ 119,825,760	$ 691,641	$ 37,994,827
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,400,000	$ 16,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $356,941,589. Net unrealized appreciation aggregated $30,408,825, of which $34,094,639 related to appreciated investment securities and $3,685,814 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of February 28, 2014, the Fund held $16,916 in the Subsidiary, representing 0.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund

February 28, 2014

1.852678.106

DYS-QTLY-0414

Consolidated Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 53.9%
	Shares	Value
Europe Stock Funds - 5.3%
Vanguard European ETF (d)	322,100	$ 19,400,083
Foreign Large Blend Funds - 16.1%
iShares MSCI Canada Index ETF (d)	139,300	4,064,774
iShares MSCI EAFE Index ETF	814,200	54,917,790
TOTAL FOREIGN LARGE BLEND FUNDS		58,982,564
Japan Stock Funds - 3.2%
WisdomTree Japan Hedged Equity ETF	243,100	11,598,301
Large Blend Funds - 29.3%
Fidelity Mega Cap Stock Fund (e)	805,765	12,432,956
iShares Russell 3000 Index ETF (d)	500,500	56,141,085
SPDR S&P 500 ETF (d)	206,600	38,489,580
TOTAL LARGE BLEND FUNDS		107,063,621
TOTAL EQUITY FUNDS (Cost $164,418,495)		197,044,569
Fixed-Income Funds - 42.8%

Emerging Markets Bond Funds - 2.5%
Fidelity New Markets Income Fund (e)	578,629	9,113,401
Inflation-Protected Bond Funds - 2.2%
iShares Barclays TIPS Bond ETF	72,100	8,125,670
Intermediate-Term Bond Funds - 28.0%
Fidelity Investment Grade Bond Fund (e)	986	7,708
iShares Barclays 3-7 Year Treasury Bond ETF (d)	254,600	30,969,544
iShares Barclays Aggregate Bond ETF	661,900	71,663,913
TOTAL INTERMEDIATE-TERM BOND FUNDS		102,641,165
Sector Funds - Real Estate - 1.2%
Fidelity Real Estate Income Fund (e)	366,338	4,253,179
World Bond Funds - 8.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	549,700	32,558,731
TOTAL FIXED-INCOME FUNDS (Cost $157,089,885)		156,692,146
Money Market Funds - 9.2%
	Shares	Value
Money Market Funds - 9.2%
Fidelity Cash Central Fund, 0.10% (a)	17,002	$ 17,002
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)(e)	12,187,583	12,187,583
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(c)	21,409,200	21,409,200
TOTAL MONEY MARKET FUNDS (Cost $33,613,785)		33,613,785
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $355,122,165)		387,350,500
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(21,582,384)
NET ASSETS - 100%		$ 365,768,116
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 487
Fidelity Securities Lending Cash Central Fund	357,804
Total	$ 358,291
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 64,712,259	$ 81,529,084	$ 24,505	$ 12,187,583
Fidelity Investment Grade Bond Fund	20,163,473	556,049	20,223,865	82,852	7,708
Fidelity Mega Cap Stock Fund	10,831,919	315,291	-	147,148	12,432,956
Fidelity New Markets Income Fund	5,401,564	3,965,637	-	195,242	9,113,401
Fidelity Real Estate Income Fund	10,040,834	324,757	5,700,000	241,894	4,253,179
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Total	$ 87,605,786	$ 69,873,993	$ 119,825,760	$ 691,641	$ 37,994,827
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,400,000	$ 16,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $356,941,589. Net unrealized appreciation aggregated $30,408,825, of which $34,094,639 related to appreciated investment securities and $3,685,814 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of February 28, 2014, the Fund held $16,916 in the Subsidiary, representing 0.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014